Amount Of Sales To Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration Risk [Line Items]
Sales to customers	$ 2,157,813	$ 2,509,347	$ 1,098,038
Customer A
Concentration Risk [Line Items]
Sales to customers	97,576	109,597	137,393
Customer B
Concentration Risk [Line Items]
Sales to customers	$ 30,378	$ 212,393	$ 117,893